Loans	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Loans

Note 14 – Loans

Short-term loans

On June 16, 2011, Hongyuan entered a one-year loan agreement with Shanghai Pudong Development bank (“SPDB”) to borrow $4,950,400 (RMB 32 million) with a per annum interest rate of 6.435%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6 million with an annual interest rate of 1.3%, which is classified as restricted cash; the loan was guaranteed by the Company’s CEO. The loan was paid off on September 14, 2011, and Hongyuan renewed the loan for another year with SPDB to borrow $5,033,600 (RMB 32 million) with per annum interest rate of 6.71%. On March 15, 2012, the loan was paid off and Hongyuan entered into a new loan agreement and borrowed $5,702,400 (RMB 36,000,000) for one year with a per annum interest rate of 7.22%. The collateral for this bank loan was pledged by Top Favour through a bank deposit with SPDB of $6.5 million with an annual interest rate of 1.3%. The new loan is guaranteed by the Company’s CEO.

On November 30, 2011, the Company entered into a supplemental agreement with Bairui Trust Co., Ltd., an unrelated party (“Bairui”), and $20,592,000 (RMB 130 million) of the long term loan from Bairui was reclassified as a short term loan as of June 30, 2012 (see “Long-term loans” below).

As of June 30, 2012 and 2011, the balance of short-term loans amounted to $26,294,400 and $4,950,400, respectively.

Long-term loans

Long-term loans represent amounts due to unrelated lenders and mature over one year.

On April 2, 2011, Hongli entered into a loan agreement with Bairui pursuant to which Bairui agreed to loan Hongli the sum of approximately $57.0 million (RMB 360 million) with annual interest of 6.3%, of which approximately $28.5 million (RMB 180 million) is due on April 2, 2013, and approximately $28.5 million (RMB 180 million) on April 2, 2014. The loan was issued on April 3, 2011 and guaranteed by Hongyuan and the Company’s CEO.

On November 30, 2011, the Company entered into a supplemental agreement with Bairui to revise the terms of the prior agreement. As supplemented, approximately $4.8 million (RMB 30 million) with annual interest of 6.3% is now due on October 2, 2012, approximately $15.8 million (RMB 100 million) with annual interest of 6.3%, is now due on April 2, 2013, approximately $7.9 million (RMB 50 million) with annual interest of 6.3% is now due on October 2, 2013, and approximately $28.5 million (RMB 180 million) with annual interest of 6.3% is now due on April 2, 2014.

As of June 30, 2012 and 2011, the balance of long-term loans amounted to $36,432,000 and $55,692,000, respectively.

Weighted average interest rate of the short-term and long-term loans was 5.30%, and 7.99% for the years ended June 30, 2012 and 2011, respectively. Total interest expense on short term and long-term loans for the years ended June 30, 2012 and 2011 amounted to $3,271,021, and $2,246,876, respectively, of which $914,688, and $794,011 was capitalized into CIP, respectively.